Note 15 - Financial Instruments (Details)				12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 21, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 15 - Financial Instruments (Details) [Line Items]
Asset Impairment Charges				$ 1,641,885	$ 3,500,000	$ 78,207,462
Long-term Debt, Fair Value	$ 39,000,000			39,000,000
Difference between Fair Value and Carrying Value	(1,500,000)			(1,500,000)
Long-term Debt	$ 40,521,040			$ 40,521,040
Fair Value Assumptions, Expected Dividend Rate				19.00%
Other Investment, Effect of One Percentage Point Increase (Decrease) on Fair Value				$ 300,000
Interest Rate Swap [Member]
Note 15 - Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held	3			3
Derivative, Notional Amount	$ 30,000,000			$ 30,000,000
M/V Aristides [Member]
Note 15 - Financial Instruments (Details) [Line Items]
Asset Impairment Charges	$ 1,600,000	$ 1,641,885	$ 3,500,000	$ 1,640,000	$ 3,500,000
Disposal Group, Including Discontinued Operation, Consideration		$ 2,671,811